Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Other Liabilities
Other liabilities consisted of the following:

(in thousands)	As of
	March 31, 2011	December 31, 2010
Liability for pension and post employment benefits	$52,458	$52,583
Deferred compensation	18,089	16,193
Liability for uncertain tax positions	47,044	42,694
Other	8,098	6,238

Other liabilities (less current portion)	$125,689	$117,708

Other liabilities consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Liability for pension and post employment benefits	$52,583	$40,298
Deferred compensation	16,193	13,543
Liability for uncertain tax positions	42,694	42,404
Other	6,238	3,417

Other liabilities (less current portion)	$117,708	$99,662